Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Schedule of composition of the ecopetrol business group's reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2019 and 2018:

	2019	2018
Legal reserve	3,243,832	2,088,192
Fiscal and statutory reserves	509,082	509,081
Occasional reserves (1)	31,744	2,541,622
	3,784,658	5,138,895

Schedule of balance of movement of equity reserves

The movement of equity reserves is the following for the years ended December 31, 2019 and 2018:

	2019	2018
Opening balance	5,138,895	2,177,869
Release of reserves	(3,050,703)	(751,718)
Allocation to reserves	5,355,852	3,712,744
Dividends declared	(3,659,386)	—
Closing balance	3,784,658	5,138,895

Schedule of composition of the other comprehensive income attributable to the shareholders

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol S.A., net of tax:

	2019	2018	2017
Foreign currency translation	10,265,398	10,235,891	7,706,623
Cash flow hedge with derivative instruments	3,689	(30,962)	6,942
Cash flow hedges for future exports	(135,748)	(374,079)	159,295
Actuarial gain on defined benefit plans	(2,357,210)	(557,381)	(553,091)
Hedge of a net investment in a foreign operation	(1,130,583)	(1,069,316)	(97,362)
Others	1,114	176,608	176,608
	6,646,660	8,380,761	7,399,015

Schedule of earnings per share

		2019		2018		2017
Profit attributable to Ecopetrol’s shareholders		13,744,011		11,381,386		7,178,539
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	334.3	COP$	276.8	COP$	174.6